                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-490
                                                      -------

                          Oppenheimer Equity Fund, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
           ----------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                      Date of reporting period: 03/31/2011
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS   MARCH 31, 2011 (UNAUDITED)

                                            SHARES       VALUE
                                           --------   -----------
COMMON STOCKS -- 99.0%
CONSUMER DISCRETIONARY -- 11.5%
AUTO COMPONENTS -- 1.3%
Johnson Controls, Inc.                      188,750   $ 7,846,328
Lear Corp.(1)                               292,940    14,315,978
                                                      -----------
                                                       22,162,306
HOTELS, RESTAURANTS & LEISURE -- 0.8%
McDonald's Corp.                            174,610    13,286,075
HOUSEHOLD DURABLES -- 1.0%
Mohawk Industries, Inc. (1)                 269,990    16,509,889
INTERNET & CATALOG RETAIL -- 0.6%
Amazon.com, Inc.(1)                          61,293    11,040,708
MEDIA -- 3.2%
Comcast Corp., Cl. A                        677,380    16,744,834
McGraw-Hill Cos., Inc. (The)                128,510     5,063,294
Viacom, Inc., Cl. B                         407,870    18,974,112
Walt Disney Co. (The)                       324,300    13,974,087
                                                      -----------
                                                       54,756,327
MULTILINE RETAIL -- 0.9%
Target Corp.                                307,260    15,366,073
SPECIALTY RETAIL -- 2.0%
Bed Bath & Beyond, Inc.(1)                  140,210     6,767,937
O'Reilly Automotive, Inc.(1)                136,930     7,867,998
Talbots, Inc. (The)(1)                      835,990     5,049,380
Tiffany & Co.                                85,070     5,226,701
TJX Cos., Inc. (The)                        192,070     9,551,641
                                                      -----------
                                                       34,463,657
TEXTILES, APPAREL & LUXURY GOODS -- 1.7%
Coach, Inc.                                 203,035    10,565,941
Nike, Inc., Cl. B                           122,250     9,254,325
Polo Ralph Lauren Corp., Cl. A               67,160     8,304,334
                                                      -----------
                                                       28,124,600
CONSUMER STAPLES -- 6.9%
BEVERAGES -- 2.0%
Brown-Forman Corp., Cl. B                    49,610     3,388,363
Coca-Cola Co. (The)                         466,620    30,960,237
                                                      -----------
                                                       34,348,600
FOOD & STAPLES RETAILING -- 1.4%
Costco Wholesale Corp.                      167,560    12,285,499
Walgreen Co.                                281,845    11,313,258
                                                      -----------
                                                       23,598,757
FOOD PRODUCTS -- 1.7%
General Mills, Inc.                         235,545     8,609,170
Nestle SA                                   207,911    11,917,816
Unilever NV CVA                             259,323     8,131,177
                                                      -----------
                                                       28,658,163
HOUSEHOLD PRODUCTS -- 1.8%
Church & Dwight Co., Inc.                   229,920    18,241,853

                       1 | OPPENHEIMER EQUITY FUND, INC.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS   MARCH 31, 2011 (UNAUDITED)

                                                       SHARES        VALUE
                                                      ---------   ------------
HOUSEHOLD PRODUCTS CONTINUED
Colgate-Palmolive Co.                                   139,440   $ 11,261,174
                                                                  ------------
                                                                    29,503,027
ENERGY -- 13.1%
ENERGY EQUIPMENT & SERVICES -- 3.5%
Halliburton Co.                                         855,510     42,638,618
Schlumberger Ltd.                                       179,300     16,721,518
                                                                  ------------
                                                                    59,360,136
OIL, GAS & CONSUMABLE FUELS -- 9.6%
Apache Corp.                                             70,670      9,252,116
Chevron Corp.                                           524,168     56,311,368
ConocoPhillips                                          235,110     18,775,885
EOG Resources, Inc.                                     103,670     12,285,932
Exxon Mobil Corp.                                       211,930     17,829,671
Occidental Petroleum Corp.                              198,910     20,784,106
Penn West Petroleum Ltd.                                310,930      8,612,761
Royal Dutch Shell plc, ADR                              266,930     19,448,520
                                                                  ------------
                                                                   163,300,359
FINANCIALS -- 13.4%
CAPITAL MARKETS -- 2.0%
Charles Schwab Corp. (The)                              229,220      4,132,837
E*TRADE Financial Corp.(1)                              255,327      3,990,761
Goldman Sachs Group, Inc. (The)                          48,250      7,646,178
State Street Corp.                                      421,190     18,928,279
                                                                  ------------
                                                                    34,698,055
COMMERCIAL BANKS -- 6.1%
CIT Group, Inc.(1)                                      335,820     14,289,141
M&T Bank Corp.                                          188,850     16,707,560
PNC Financial Services Group, Inc.                      193,490     12,187,935
Standard Chartered plc                                   98,110      2,544,980
U.S. Bancorp                                            781,220     20,647,645
Wells Fargo & Co.                                     1,192,800     37,811,760
                                                                  ------------
                                                                   104,189,021
DIVERSIFIED FINANCIAL SERVICES -- 2.8%
BM&F BOVESPA SA                                         908,670      6,595,253
IntercontinentalExchange, Inc.(1)                        34,150      4,218,891
JPMorgan Chase & Co.                                    781,720     36,037,292
                                                                  ------------
                                                                    46,851,436
INSURANCE -- 2.5%
ACE Ltd.                                                261,650     16,928,755
MetLife, Inc.                                           550,680     24,631,916
                                                                  ------------
                                                                    41,560,671
HEALTH CARE -- 13.5%
BIOTECHNOLOGY -- 2.8%
Amgen, Inc.(1)                                          359,630     19,222,224
Celgene Corp.(1)                                        130,469      7,505,882

                       2 | OPPENHEIMER EQUITY FUND, INC.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS   MARCH 31, 2011 (UNAUDITED)

                                                      SHARES       VALUE
                                                     --------   -----------
BIOTECHNOLOGY CONTINUED
Gilead Sciences, Inc.(1)                              499,300   $21,190,292
                                                                -----------
                                                                 47,918,398
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.2%
Baxter International, Inc.                            190,740    10,256,090
Stryker Corp.                                         168,720    10,258,176
                                                                -----------
                                                                 20,514,266
HEALTH CARE PROVIDERS & SERVICES -- 4.2%
Express Scripts, Inc.(1)                              169,340     9,416,997
HCA Holdings, Inc.(1)                                 461,420    15,628,295
Humana, Inc.(1)                                       322,940    22,586,424
Medco Health Solutions, Inc.(1)                       117,980     6,625,757
WellPoint, Inc.                                       243,950    17,025,271
                                                                -----------
                                                                 71,282,744
LIFE SCIENCES TOOLS & SERVICES -- 1.2%
Mettler-Toledo International, Inc.(1)                  39,840     6,852,480
Thermo Fisher Scientific, Inc.(1)                     244,180    13,564,199
                                                                -----------
                                                                 20,416,679
PHARMACEUTICALS -- 4.1%
Allergan, Inc.                                        202,970    14,414,929
Bristol-Myers Squibb Co.                              381,970    10,095,467
Novo Nordisk AS, Cl. B                                116,594    14,648,490
Roche Holding AG                                       58,017     8,287,241
Teva Pharmaceutical Industries Ltd., Sponsored ADR    417,780    20,960,023
                                                                -----------
                                                                 68,406,150
INDUSTRIALS -- 12.5%
AEROSPACE & DEFENSE -- 1.9%
AerCap Holdings NV(1)                                 912,201    11,466,367
Goodrich Corp.                                        141,830    12,130,720
United Technologies Corp.                             107,850     9,129,503
                                                                -----------
                                                                 32,726,590
AIR FREIGHT & LOGISTICS -- 0.7%
United Parcel Service, Inc., Cl. B                    146,940    10,920,581
AIRLINES -- 0.7%
United Continental Holdings, Inc.(1)                  541,290    12,444,257
ELECTRICAL EQUIPMENT -- 3.0%
ABB Ltd.                                              421,984    10,134,967
Babcock & Wilcox Co.(1)                               341,350    11,394,263
Cooper Industries plc                                 235,350    15,274,215
Emerson Electric Co.                                  247,720    14,474,280
                                                                -----------
                                                                 51,277,725
MACHINERY -- 5.5%
Caterpillar, Inc.                                     148,410    16,525,454
Danaher Corp.                                         231,650    12,022,635
Deere & Co.                                           103,530    10,031,022
Ingersoll-Rand plc                                    505,540    24,422,637
Joy Global, Inc.                                      148,800    14,702,928

                       3 | OPPENHEIMER EQUITY FUND, INC.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS   MARCH 31, 2011 (UNAUDITED)

                                                     SHARES        VALUE
                                                   ----------   -----------
MACHINERY CONTINUED
Parker-Hannifin Corp.                                 164,820   $15,605,158
                                                                -----------
                                                                 93,309,834
ROAD & RAIL -- 0.7%
Union Pacific Corp.                                   120,120    11,811,400
INFORMATION TECHNOLOGY -- 17.4%
COMMUNICATIONS EQUIPMENT -- 3.8%
Cisco Systems, Inc.                                   713,150    12,230,523
Juniper Networks, Inc.(1)                             424,740    17,873,059
QUALCOMM, Inc.                                        613,410    33,633,270
                                                                -----------
                                                                 63,736,852
COMPUTERS & PERIPHERALS -- 2.6%
Apple, Inc.(1)                                        124,960    43,542,312
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.8%
Corning, Inc.                                         629,750    12,991,743
INTERNET SOFTWARE & SERVICES -- 2.4%
eBay, Inc.(1)                                         362,370    11,247,965
Google, Inc., Cl. A(1)                                 51,290    30,066,711
                                                                -----------
                                                                 41,314,676
IT SERVICES -- 1.7%
Cognizant Technology Solutions Corp.(1)               151,070    12,297,098
International Business Machines Corp.                  51,410     8,383,429
Visa, Inc., Cl. A                                     120,800     8,893,296
                                                                -----------
                                                                 29,573,823
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.2%
Broadcom Corp., Cl. A                                 320,354    12,615,541
National Semiconductor Corp.                        1,123,670    16,113,428
Xilinx, Inc.                                          261,700     8,583,760
                                                                -----------
                                                                 37,312,729
SOFTWARE -- 3.9%
Intuit, Inc.(1)                                       224,420    11,916,702
Microsoft Corp.                                       755,950    19,170,892
Oracle Corp.                                          755,160    25,199,689
Vmware, Inc., Cl. A(1)                                120,180     9,799,477
                                                                -----------
                                                                 66,086,760
MATERIALS -- 5.9%
CHEMICALS -- 3.6%
Celanese Corp., Series A                              415,114    18,418,608
Ecolab, Inc.                                          168,620     8,602,992
LyondellBasell Industries NV, Cl. A(1)                503,800    19,925,290
Praxair, Inc.                                         132,410    13,452,856
                                                                -----------
                                                                 60,399,746
CONTAINERS & PACKAGING -- 0.8%
Rock-Tenn Co., Cl. A                                  186,430    12,928,921
METALS & MINING -- 1.5%
Allegheny Technologies, Inc.                          149,900    10,151,228
Barrick Gold Corp.                                    136,190     7,069,623

                       4 | OPPENHEIMER EQUITY FUND, INC.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS   MARCH 31, 2011 (UNAUDITED)

                                                       SHARES            VALUE
                                                    -------------   ---------------
METALS & MINING CONTINUED
Freeport-McMoRan Copper & Gold, Inc., Cl. B(1)            154,430   $     8,578,587
                                                                    ---------------
                                                                         25,799,438
TELECOMMUNICATION SERVICES -- 2.0%
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.0%
AT&T, Inc.                                                555,498        16,998,239
WIRELESS TELECOMMUNICATION SERVICES -- 1.0%
NII Holdings, Inc.(1)                                     224,770         9,366,166
Vodafone Group plc, Sponsored ADR                         286,760         8,244,350
                                                                    ---------------
                                                                         17,610,516
UTILITIES -- 2.8%
ELECTRIC UTILITIES -- 2.6%
American Electric Power Co., Inc.                         213,330         7,496,416
Edison International, Inc.                                478,780        17,518,560
Entergy Corp.                                             278,320        18,705,887
                                                                    ---------------
                                                                         43,720,863
MULTI-UTILITIES -- 0.2%
NiSource, Inc.                                            191,810         3,678,916
                                                                    ---------------
Total Common Stocks (Cost $1,276,569,517)                             1,678,502,018

INVESTMENT COMPANY -- 1.2%
Oppenheimer Institutional Money Market Fund,
Cl. E, 0.20% (2,3) (Cost $19,621,191)                  19,621,191        19,621,191

Total Investments, at Value (Cost $1,296,190,708)           100.2%    1,698,123,209
LIABILITIES IN EXCESS OF OTHER ASSETS                        (0.2)       (2,613,181)

                                                    -------------------------------
NET ASSETS                                                  100.0%  $ 1,695,510,028
                                                    ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1.    Non-income producing security.

2.    Rate shown is the 7-day yield as of March 31, 2011.

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                               SHARES       GROSS         GROSS          SHARES
                                                    DECEMBER 31, 2010   ADDITIONS    REDUCTIONS  MARCH 31, 2011
                                                    -----------------  -----------  -----------  --------------
Oppenheimer Institutional Money Market Fund, Cl. E         11,977,380  113,806,699  106,162,888      19,621,191

                                                                            VALUE       INCOME
                                                                         ------------  --------
Oppenheimer Institutional Money Market Fund, Cl. E                       $ 19,621,191  $ 10,571

                       5 | OPPENHEIMER EQUITY FUND, INC.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS   MARCH 31, 2011 (UNAUDITED)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of March 31, 2011 based on valuation input level:

                                   LEVEL 1 --           LEVEL 2 --           LEVEL 3 --
                                   UNADJUSTED    OTHER SIGNIFICANT          SIGNIFICANT
                                QUOTED PRICES    OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      VALUE
                               ----------------  -----------------  -------------------  --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary      $    195,709,635       $ --                $ --           $  195,709,635
   Consumer Staples                 116,108,547         --                  --              116,108,547
   Energy                           222,660,495         --                  --              222,660,495
   Financials                       227,299,183         --                  --              227,299,183
   Health Care                      228,538,237         --                  --              228,538,237
   Industrials                      212,490,387         --                  --              212,490,387
   Information Technology           294,558,895         --                  --              294,558,895
   Materials                         99,128,105         --                  --               99,128,105
   Telecommunication Services        34,608,755         --                  --               34,608,755
   Utilities                         47,399,779         --                  --               47,399,779
Investment Company                   19,621,191         --                  --               19,621,191
                               ------------------------------------------------------------------------
Total Assets                   $  1,698,123,209       $ --                $ --           $1,698,123,209
                               ------------------------------------------------------------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

                       6 | OPPENHEIMER EQUITY FUND, INC.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS   MARCH 31, 2011 (UNAUDITED)

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Directors or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

                       7 | OPPENHEIMER EQUITY FUND, INC.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS   MARCH 31, 2011 (UNAUDITED)

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

      COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

      CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

      EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

      FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

      INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

      VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

                       8 | OPPENHEIMER EQUITY FUND, INC.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS   MARCH 31, 2011 (UNAUDITED)

      COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

      CREDIT RELATED CONTINGENT FEATURES. The Fund's agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

    FOREIGN CURRENCY EXCHANGE CONTRACTS

    The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

    Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

    The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

    During the period ended March 31, 2011, the Fund had daily average contract amounts on forward foreign currency contracts to buy and sell of $89,552 and $479,993, respectively.

    Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.

    As of March 31, 2011, the Fund had no outstanding forward contracts.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $1,319,715,758
                                 ==============

Gross unrealized appreciation    $  389,541,529
Gross unrealized depreciation       (11,134,078)
                                 --------------
Net unrealized appreciation      $  378,407,451
                                 ==============

                       9 | OPPENHEIMER EQUITY FUND, INC.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2011, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Equity Fund, Inc.

By: /s/ William F. Glavin, Jr.
    -----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 05/10/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
    -----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 05/10/2011

By: /s/ Brian W. Wixted
    -----------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 05/10/2011